UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  978-526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $      619,064
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108    2,605    46,800 SH       DEFINED    1,2         46,800      0    0
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    6,776   125,500 SH       DEFINED    1,2        125,500      0    0
ALLIED NEVADA GOLD CORP      COM            019344100    8,118   489,900 SH       DEFINED    1,2        489,900      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   23,299   467,000 SH       DEFINED    1,2        467,000      0    0
AMERICAN OIL & GAS INC NEW   COM            028723104    1,062   156,203 SH       DEFINED    1,2        156,203      0    0
ANADARKO PETE CORP           COM            032511107   36,430   500,200 SH       DEFINED    1,2        500,200      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   12,393   154,300 SH       DEFINED    1,2        154,300      0    0
CANADIAN SUPERIOR ENERGY INC COM            136644101    2,090 3,460,172 SH       DEFINED    1,2      3,460,172      0    0
CHESAPEAKE ENERGY CORP       COM            165167107   11,820   500,000     CALL DEFINED    1,2        500,000      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    8,918   125,700 SH       DEFINED    1,2        125,700      0    0
CONSOL ENERGY INC            COM            20854P109   10,988   257,582 SH       DEFINED    1,2        257,582      0    0
CONTINENTAL RESOURCES INC    COM            212015101    9,506   223,400 SH       DEFINED    1,2        223,400      0    0
DENBURY RES INC              COM NEW        247916208    1,012    60,000 SH       DEFINED    1,2         60,000      0    0
EXETER RES CORP              COM            301835104    1,667   272,000 SH       DEFINED    1,2        272,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   16,911   202,428 SH       DEFINED    1,2        202,428      0    0
FRONTEER DEV GROUP INC       COM            35903Q106    6,726 1,305,957 SH       DEFINED    1,2      1,305,957      0    0
FX ENERGY INC                COM            302695101    1,835   535,100 SH       DEFINED    1,2        535,100      0    0
GOLDCORP INC NEW             COM            380956409   11,032   296,413 SH       DEFINED    1,2        296,413      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   11,960 2,027,075 SH       DEFINED    1,2      2,027,075      0    0
HALLIBURTON CO               COM            406216101   11,901   395,000 SH       DEFINED    1,2        395,000      0    0
HOUSTON AMERIN ENERGY CORP   COM            44183U100    1,110    61,149 SH       DEFINED    1,2         61,149      0    0
INTERNATIONAL TOWER HILL MIN COM            46051L104    1,596   277,000 SH       DEFINED    1,2        277,000      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    8,570   500,000 SH       DEFINED    1,2        500,000      0    0
KEEGAN RES INC               COM            487275109      491    81,000 SH       DEFINED    1,2         81,000      0    0
MARINER ENRGY INC            COM            56845T305    1,886   126,000 SH       DEFINED    1,2        126,000      0    0
MASSEY ENERGY CORP           COM            576206106   19,577   374,400 SH       DEFINED    1,2        374,400      0    0
MOSAIC CO                    COM            61945A107    1,939    31,900 SH       DEFINED    1,2         31,900      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   25,524   628,978 SH       DEFINED    1,2        628,978      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   42,803   506,300 SH       DEFINED    1,2        506,300      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106   36,777   300,000     PUT  DEFINED    1,2        300,000      0    0
PAN AMERICAN SILVER CORP     COM            697900108    1,621    70,000 SH       DEFINED    1,2         70,000      0    0
PEABODY ENERGY CORP          COM            704549104    9,231   202,000 SH       DEFINED    1,2        202,000      0    0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509   22,737 1,950,000 SH       DEFINED    1,2      1,950,000      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VGG 71654V101   22,027   556,380 SH       DEFINED    1,2        556,380      0    0
PIONEER NAT RES CO           COM            723787107   17,076   303,200 SH       DEFINED    1,2        303,200      0    0
POTASH CORP SASK INC         COM            73755L107   12,973   108,700 SH       DEFINED    1,2        108,700      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   21,288 1,513,000 SH       DEFINED    1,2      1,513,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   12,663   900,000     CALL DEFINED    1,2        900,000      0    0
RANDGOLD RES LTD             ADR            752344309    3,381    44,000 SH       DEFINED    1,2         44,000      0    0
RESOLUTE ENERGY CORP         COM            76116A108    4,039   333,500 SH       DEFINED    1,2        333,500      0    0
SANDRIDGE ENERGY INC         COM            80007P307    4,620   600,000     CALL DEFINED    1,2        600,000      0    0
SCHLUMBERGER LTD             COM            806857108   17,532   276,267 SH       DEFINED    1,2        276,267      0    0
SILVER WHEATON CORP          COM            828336107   20,434 1,303,200 SH       DEFINED    1,2      1,303,200      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    8,563   210,300 SH       DEFINED    1,2        210,300      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    1,743    16,000 SH       DEFINED    1,2         16,000      0    0
STEEL DYNAMICS INC           COM            858119100    6,553   375,100 SH       DEFINED    1,2        375,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107   10,664   327,723 SH       DEFINED    1,2        327,723      0    0
TALISMAN ENERGY INC          COM            87425E103      409    24,000 SH       DEFINED    1,2         24,000      0    0
TENARIS S A                  SPONSORED ADR  88031M109    3,929    91,500 SH       DEFINED    1,2         91,500      0    0
THOMPSON CREEK METALS CO INC COM            884768102    9,742   720,000 SH       DEFINED    1,2        720,000      0    0
TOREADOR RES CORP            COM            891050106    1,420   173,569 SH       DEFINED    1,2        173,569      0    0
TRANSOCEAN LTD               REG SHS        H8817H100    9,286   107,500 SH       DEFINED    1,2        107,500      0    0
ULTRA PETROLEUM CORP         COM            903914109    3,122    66,957 SH       DEFINED    1,2         66,957      0    0
UR ENERGY INC                COM            91688R108      985 1,172,500 SH       DEFINED    1,2      1,172,500      0    0
URANERZ ENERGY CORPORATION   COM            91688T104    3,720 2,000,000 SH       DEFINED    1,2      2,000,000      0    0
VALE SA                      ADR            91912E105   16,620   516,300 SH       DEFINED    1,2        516,300      0    0
VENOCO INC                   COM            92275P307   16,550 1,289,929 SH       DEFINED    1,2      1,289,929      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103   14,271   899,839 SH       DEFINED    1,2        899,839      0    0
YAMANA GOLD INC              COM            98462Y100    4,543   461,200 SH       DEFINED    1,2        461,200      0    0


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